Trade payables and agreement suppliers, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,528	R$ 6,772
Agreement suppliers	595	3,306
Product Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,618	6,285
Service Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	247	870
Bonuses From Vendors [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ (337)	R$ (383)